UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :    (    )    is a restatement.
                                          (    )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael H. Strauss
Title:    Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:    203-563-5127

Signature, Place, and Date of Signing:

/s/Michael H. Strauss           Wilton, CT                5/11/07
(Signature)                     (City, State)             (Date)

Report Type      (Check only one.):

(     )  13F HOLDINGS REPORT.    (Check here if all holdings of this
         reporting manager are reported in this report.)

(     )  13F NOTICE.             (Check here if no holdings reported are in this
         report,and all holdings are reported by other reporting manager(s).)

(  X  )  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   30

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:          $   239,413
                                                     (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number   Name of Sub-adviser

1           28-6538                AEW Capital Management, L.P.
2           28-2616                Angelo, Gordon & Co., L.P.
3           28-06126               Armstrong Shaw Associates
4           28-05508               Aronson + Johnson + Ortiz
5           28-06044               Clarion CRA Securities LP
6           28-06233               Cliffwood Partners LLC
7           28-03121               David M. Knott
8           28-05268               De Prince, Race & Zollo, Inc.
9           28-06035               D.G. Capital Management, Inc.
10          28-02602               Edgewood Management Company
11          28-01185               Frontier Capital Management Co.
12          28-04981               Goldman Sachs Asset Management
13          28-03377               Grantham, Mayo, Van Otterloo & Co. LLC
14          28-2013                Harris Associates, L.P.
15          28-10706               IronBridge Capital Management
16          28-00074               Jennison Associates
17          28-12154               Levin Capital Securities, LP
18          28-12186               Lloyd George Management (BVI) Limited
19          28-398                 Loomis Sayles & Co.
20          28-06748               Marsico Asset Management, LLC
21          28-04632               Martingale Asset Management
22          28-11948               Proxima Alfa Investments
23          28-03791               Pzena Investment Management
24          28-1399                Southeastern Asset Management, Inc.
25          28-01693               Steinberg Priest & Sloane Capital Management, LLC
26          none                   Stone Harbor Investment Partners LP
27          28-00620               The Boston Company Asset Management, LLC
28          28-02927               Water Street Capital Inc.
29          28-517                 Wellington Management Company, LLP
30          28-1700                Western Asset Management Company


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                                        Form 13(f) Information Table


Column 1           Column 2   Column 3    Column 4              Column 5              Column 6     Column 7        Column 8
                    Title                 Value     Shares or   Shares/     Put/     Investment     Other       Voting Authority
Name of Issuer     of Class   Cusip       (x$1000)  PRN Amt.    PRN         Call     Discretion    Managers   Sole   Shared   None

American Tower        COM     029912201   84        2,157        SH                   Defined        26        x
Virgin Media          COM     92769L101   224       8,887        SH                   Defined        26        x
3M Co.                COM     88579Y101   13,662    178,750      SH                   Sole           No        x
Adobe Systems Inc.    COM     00724F101   411       9,850        SH                   Sole           No        x
American Express Co.  COM     025816109   158       2,800        SH                   Sole           No        x
Caterpillar Inc.      COM     149123101   5,215     77,800       SH                   Sole           No        x
Cognizant Technology
Solutions Corp.       COM     192446102   300       3,400        SH                   Sole           No        x
Comcast Corp. (Cl A)  COM     20030N101   11,719    451,600      SH                   Sole           No        x
ConocoPhillips        COM     20825C104   3,957     57,900       SH                   Sole           No        x
Danaher Corp.         COM     235851102   236       3,300        SH                   Sole           No        x
Diamond Offshore
Drilling Inc.         COM     25271C102   105       1,300        SH                   Sole           No        x
Exxon Mobil Corp.     COM     30231G102   7,364     97,600       SH                   Sole           No        x
Genentech Inc.        COM     368710406   9,091     110,705      SH                   Sole           No        x
General Electric Co.  COM     369604103   17,450    493,500      SH                   Sole           No        x
General Mills Inc.    COM     370334104   349       6,000        SH                   Sole           No        x
Gilead Sciences Inc.  COM     375558103   340       4,435        SH                   Sole           No        x
Goldman Sachs
Group Inc.            COM     38141G104   366       1,770        SH                   Sole           No        x
Home Depot Inc.       COM     437076102   373       10,150       SH                   Sole           No        x
Intel Corp.           COM     458140100   12,559    656,500      SH                   Sole           No        x
International
Business Machines
Corp.                 COM     459200101   14,667    155,600      SH                   Sole           No        x
ITT Corp.             COM     450911102   232       3,850        SH                   Sole           No        x
Lockheed Martin Corp. COM     539830109   9,857     101,600      SH                   Sole           No        x
McDonald's Corp.      COM     580135101   9,798     217,500      SH                   Sole           No        x
MGM MIRAGE            COM     552953101   334       4,800        SH                   Sole           No        x
Microsoft Corp.       COM     594918104   17,394    624,100      SH                   Sole           No        x
Morgan Stanley        COM     617446448   9,113     115,700      SH                   Sole           No        x
PepsiCo Inc.          COM     713448108   14,485    227,900      SH                   Sole           No        x
Procter & Gamble Co.  COM     742718109   17,606    278,750      SH                   Sole           No        x
Prudential
Financial Inc.        COM     744320102   280       3,100        SH                   Sole           No        x
QUALCOMM Inc.         COM     747525103   336       7,870        SH                   Sole           No        x
Schlumberger Ltd.     COM     806857108   10,026    145,100      SH                   Sole           No        x
Sprint Nextel Corp.   COM     852061100   225       11,850       SH                   Sole           No        x
Staples Inc.          COM     855030102   364       14,100       SH                   Sole           No        x
Starbucks Corp.       COM     855244109   169       5,400        SH                   Sole           No        x
Symantec Corp.        COM     871503108   89        5,150        SH                   Sole           No        x
Target Corp.          COM     87612E106   8,848     149,300      SH                   Sole           No        x
Texas
Instruments Inc.      COM     882508104   3,615     120,100      SH                   Sole           No        x
TJX Cos.              COM     872540109   101       3,750        SH                   Sole           No        x
United Parcel
Service Inc. (Cl B)   COM     911312106   249       3,550        SH                   Sole           No        x
UnitedHealth
Group Inc.            COM     91324P102   13,247    250,080      SH                   Sole           No        x
Wal-Mart Stores Inc.  COM     931142103   14,146    301,300      SH                   Sole           No        x
Walt Disney Co.       COM     254687106   10,069    292,450      SH                   Sole           No        x
XTO Energy Inc.       COM     98385X106   200       3,650        SH                   Sole           No        x


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